Cash and cash equivalents	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [Abstract]
Cash and cash equivalents
Note 13.- Cash and cash equivalents

The following table shows the detail of Cash and cash equivalents as of December 31, 2023 and 2022:

	Balance as of December 31,
	2023	2022
Cash at bank and on hand - non restricted	271,329	393,430
Cash at bank and on hand - restricted	176,972	207,560
Total	448,301	600,990

Cash includes funds held to satisfy the customary requirements of certain non-recourse debt agreements within the Company´s projects (Note 16) amounting to $177 million as of December 31, 2023 ($208 million as of December 31, 2022).

The following breakdown shows the main currencies in which cash and cash equivalent balances are denominated:

	Balance as of December 31,
Currency	2023	2022
U.S. dollar	266,200	309,756
Euro	102,820	217,675
South African Rand	30,908	36,137
Mexican Peso	13,455	4,010
Algerian Dinar	21,168	24,727
Other	13,750	8,685
Total	448,301	600,990